(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
(Loss) Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share Attributable to Shareholders

The following table sets forth the computation of basic and diluted (loss) earnings per share attributable to shareholders for the years ended December 31,

	2024	2023	2022 (As revised2)
	USD	USD	USD
(Loss) profit for the year	(4,844,498)	864,037	761,340
Less: (Loss) income attributable to non-controlling interests	(6,733)	11,703	(288)
(Loss) profit for the year attributable to shareholders	(4,837,765)	852,334	761,628
Basic weighted-average number of shares outstanding	33,796,259	37,877,099	30,674,250

Basic (loss) earnings per share attributable to shareholders	(0.14)	0.02	0.02
Diluted weighted-average number of shares outstanding	33,796,259	37,877,099	32,690,039
Diluted (loss) earnings per share attributable to shareholders	(0.14)	0.02	0.02